LOANS - Loan Delinquency, including Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	$ 25,202	$ 51,946
Current	9,263,097	9,849,024
Total loans and leases	9,288,299	9,900,970
Greater than 90 days past due and still accruing	137	169
30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	6,519	17,837
60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	5,380	1,577
Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	13,303	32,532
Commercial & industrial
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	5,084	8,393
Current	2,714,944	2,999,116
Total loans and leases	2,720,028	3,007,509
Greater than 90 days past due and still accruing	0	0
Commercial & industrial | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	303	6,532
Commercial & industrial | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	2,006	0
Commercial & industrial | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	2,775	1,861
Lease financing
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	93	0
Current	109,531	72,987
Total loans and leases	109,624	72,987
Greater than 90 days past due and still accruing	0	0
Lease financing | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	93	0
Lease financing | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Lease financing | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Construction real estate
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Current	455,894	636,096
Total loans and leases	455,894	636,096
Greater than 90 days past due and still accruing	0	0
Construction real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Construction real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Construction real estate | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Commercial real estate-investor
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	6,540	24,558
Current	3,148,215	3,219,982
Total loans and leases	3,154,755	3,244,540
Greater than 90 days past due and still accruing	0	0
Commercial real estate-investor | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	89	136
Commercial real estate-investor | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	42	0
Commercial real estate-investor | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	6,409	24,422
Commercial real estate-owner
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	2,900	7,054
Current	1,068,959	1,056,264
Total loans and leases	1,071,859	1,063,318
Greater than 90 days past due and still accruing	0	0
Commercial real estate-owner | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	56	6,480
Commercial real estate-owner | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	2,207	174
Commercial real estate-owner | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	637	400
Commercial real estate
Financing Receivable, Past Due [Line Items]
Total loans and leases	4,226,614	4,307,858
Residential real estate
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	6,755	6,866
Current	889,314	996,220
Total loans and leases	896,069	1,003,086
Greater than 90 days past due and still accruing	0	0
Residential real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	4,379	2,809
Residential real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	262	370
Residential real estate | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	2,114	3,687
Home equity
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	3,092	4,255
Current	705,307	738,844
Total loans and leases	708,399	743,099
Greater than 90 days past due and still accruing	0	0
Home equity | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,214	1,483
Home equity | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	692	835
Home equity | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,186	1,937
Installment
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	244	180
Current	119,210	81,670
Total loans and leases	119,454	81,850
Greater than 90 days past due and still accruing	0	0
Installment | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	162	94
Installment | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	37	35
Installment | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	45	51
Credit card
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	494	640
Current	51,723	47,845
Total loans and leases	52,217	48,485
Greater than 90 days past due and still accruing	137	169
Credit card | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	223	303
Credit card | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	134	163
Credit card | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	$ 137	$ 174